Consolidation principles and methods (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
General principles, Statement of Compliance and Basis of Presentation
General principles
The statement of consolidated financial position as of December 31, 2023, 2022 and 2021 and the statements of consolidated operations, the statements of consolidated comprehensive loss, the consolidated changes in shareholders’ equity and statements of consolidated cash flows for the years ended December 31, 2023, 2022 and 2021 were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on April 24, 2024.
All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.
The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards (‘‘IFRS’’) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2 - Use of judgement, estimates and assumptions for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of some financial assets and liabilities, which are measured at fair value.

Statement of Compliance and Basis of Presentation
The consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of December 31, 2023. The consolidated financial statements are also compliant with IFRS as adopted by the European Union.
Those are available on the European Commission website:
https://eur-lex.europa.eu/eli/reg/2002/1606/oj
The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2023 are identical to those used for the previous year except for the standards listed below that required adoption in 2023.
Application of New or Amended Standards and Interpretations
The Company adopted the following standards, amendments and interpretations, whose application was mandatory for periods beginning on or after January 1, 2023:
•Amendment to IAS 1 and Practice Statement 2 - Disclosure of Accounting Policies.
•Amendment to IAS 8 - Definition of Accounting Estimates
•Amendment to IAS 12, Income Taxes - Deferred tax related to Assets and Liabilities arising from a Single Transaction.
•Amendment to IAS 12, International tax reform - Pillar Two Model Rules

The application of these standards had no significant impact on the consolidated financial statements of the Company.
Assessment of the impacts of the Application of the standards, amendments and interpretations which will come into force subsequently
The application of the following new standards, amendments and interpretations was not yet mandatory for the year ended December 31, 2023 :
•Amendments to IAS 1 – Reporting period and classification of a liability (issued in November 2022 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IAS 7 – Transparency of supplier finance arrangements and their effects on the liabilities (issued on May 2023 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IFRS 16 – Sale and leaseback transactions (issued in September 2022 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IAS 21 – Transaction and operation in a foreign currency (issued in August 2023 and Effective for the accounting periods as of January 1, 2025)
No significant impact is expected on the consolidated financial statements following the application of the above amendments.
The Company elected to early adopt no new standards, amendments or interpretations which application was not yet mandatory for the year ended December 31, 2023.

Going concern
The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.
Although the Company recognized significant cash inflows in 2023 directly related to (a) net proceeds from the equity offering and (b) upfront payment from the global licensing, co-development, and commercialization agreement with Janssen, the Company’s ability to successfully transition to profitability will be dependent upon achieving a level of revenues adequate to support its cost structure and upon achieving development, regulatory and sales milestones in connection with our new global licensing agreement with Janssen. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.
Additionally, the Company may encounter unforeseen difficulties, complications, development delays and other unknown factors that require additional expenses.
The Company experienced net losses of €39.7 million in 2023 and has accumulated losses of €316.5 million since inception (including 2023 net loss). For the year ended December 31, 2023 the Company generated positive cash flows of €33.9 million and has a total of €75.3 million cash and cash equivalents.
The EIB has agreed to the definitive removal of the minimum cash and cash equivalent covenant, effective October 13, 2023 (See Notes 1, 12 and 22.1 for further information) and we expect to receive a $20.0 million milestone payment from Janssen in May 2024, based on the achievement of the first development milestone at the end of 2023 and the issuance of the invoice to Janssen in January 2024 (See Note 15 below for further information).
Based upon these factors and the Company’s cash and cash equivalent balance at December 31, 2023, the Company estimates that it will have sufficient liquidity to meet its obligations as thy become due in the normal course of business for at least the next 12 months. As such, Management has concluded there is no substantial doubt about the Company's ability to continue as a going concern.

Basis of consolidation
Accounting policy
In accordance with IFRS 10 – Consolidated Financial Statements, the Group controls an entity when it is exposed or has rights to variable returns due to its links with the entity and has the ability to influence the returns. Accordingly, each of the Company’s subsidiaries has been fully consolidated from the date on which the Company obtained control over it. A subsidiary would be deconsolidated as of the date on which the Company no longer exercises control.
All intra-Company balances, transactions, unrealized gains and losses resulting from intra-Company transactions and all intra-Company dividends are eliminated in full.
The accounting methods of the Company’s subsidiaries are aligned with those of the Company.
The consolidated financial statements are presented in euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A. The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period. The dollar to euro exchange rate used in the consolidated financial statements to convert the financial statements of the U.S. subsidiary was $1.1050 as of December 31, 2023 and an average of $1.0816 for the year ended December 31, 2023 (source: Banque de France) compared with $1.0666 and $1.0539 for 2022 and $1.1326 and $1.1835 for 2021, respectively. The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Consolidated entities
As of December 31, 2023, the Company is comprised of one parent entity, “Nanobiotix S.A.,” and five wholly owned subsidiaries:
•Nanobiotix Corp., incorporated in the State of Delaware in the United States in September 2014;
•Nanobiotix Germany GmbH, incorporated in Germany in October 2017;
•Nanobiotix Spain S.L.U., incorporated in Spain in December 2017;
•Curadigm S.A.S., incorporated on July 3, 2019 and located in France; and
•Curadigm Corp., a wholly-owned subsidiary of Curadigm S.A.S., incorporated in the State of Delaware on January 7, 2020 and headquartered in Cambridge, Massachusetts.
The consolidated financial statements as of and for the year ended December 31, 2023 include the operations of each of these subsidiaries from the date of their incorporation.
Use of judgement, estimates and assumptions
3.2 Use of judgement, estimates and assumptions
The preparation of consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change. Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are going concern, share-based payments, deferred tax assets, clinical trials accruals and the measurement of financial instruments (fair value and amortized costs).

Measurement of share-based payments
The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (see Note 17 - Share-based payments).
Deferred tax assets
Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.
The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax loss carryforwards in the statements of consolidated financial position.
Clinical trial accruals
Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision accrual is recognized accordingly. See Note 13.1 - Trade and other payables for information regarding the clinical trial accruals as of December 31, 2023 and 2022.
Revenue recognition
In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the stand alone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers
Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.
Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. To determine the proper revenue recognition method, the Company evaluates whether the contract should be accounted for as more than one performance obligation. This evaluation requires significant judgment; some of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.
Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the estimated transaction price as soon as their receipt is highly probable. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.
Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.
See Note 15 for additional detail regarding the Company’s accounting policies and specific judgments taken with regards to revenue recognition, and for its additional sources of revenue and other income.
Measurement of financial assets and liabilities
At the renegotiation date in October 2022, the fair value measurement of the EIB loan required the Company to determine:
–the discount rate of the new liability executed in October 2022. The discount rate reflects the company’s credit risk at the Amendment Agreement date as well as a premium to reflect uncertainties associated with the timing and the amount of the royalties’ payment. The Company involved external financial instruments valuation specialists to help determine the average discount rate;
–the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing upon commercialization. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to annual sales turnover relating to NBTXR3 through specific Company’s license agreement. For the purpose of measuring the fair value of the EIB loan, the Company forecast expected sales relating to NBTXR3 during the royalty period, taking into consideration operational assumptions such as market release dates of products and growth and penetration rates in each market. (see Note 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and Note 12 - Financial Liabilities for details about this loan and the accounting treatment applied).
Subsequent to the estimate of the fair value of the EIB loan performed at the renegotiation date, the debt has been measured at amortized cost based on a revised best estimate of future cash flows related to the debt at each closing date. Accordingly, the Company determines the amount of additional interest as described above. Any subsequent adjustment of flows indexed to turnover has been discounted at the original effective interest rate and the adjustment has been recognized in profit or loss under the “catch-up” method as of December 31, 2023.

Intangible assets
Accounting policies
In accordance with IAS 38 – Intangible Assets, intangible assets are carried at their acquisition cost.

Research and Development costs
Research costs are recorded in expenses in the period during which they are incurred. Under IAS 38 – Intangible Assets, development costs may only be capitalized as intangible assets if the following criteria are met:
•it is technically feasible to complete the development of the intangible asset so that it will be available for use or sale;
•the Company intends to complete the development of the intangible asset and use or sell it;
•the Company has the ability to use or sell the intangible asset;
•it is probable that the intangible asset will generate future economic benefits;
•adequate technical, financial and other resources are available to complete the development of the intangible asset; and
•the Company is able to reliably measure the expenditures attributable to the development of the intangible asset.
The Company believes that because of the risks and uncertainties related to the grant of regulatory approval for the commercialization of its product candidates, the technical feasibility of completing its development projects will only be demonstrated when requisite approvals are obtained for the commercialization of products. Accordingly, pursuant to IAS 38, the Company has recognized all of its research and development costs incurred as an expense in 2023 and prior periods.

Patents
Costs incurred by the Company in connection with the filing of patent applications are recognized as an expense until such time as the relevant patents are obtained, in line with the treatment of research and development costs. Once the patents are obtained from relevant authorities, their related patent costs are amortized on a straight-line basis over the patent protection period. The useful life of the patents is reassessed each year, according to IAS 38.

Software
The costs of acquiring software licenses are recognized as assets on the basis of the costs incurred to acquire and implement the software to which the license relates. These costs are amortized on a straight-line basis over the life of the license.

Recoverable amount of intangible assets
Intangible assets with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. Impairment tests involve comparing the carrying amount of an intangible asset with its recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

Property, plant and equipment
Accounting policies
Property, plant and equipment are recorded at their acquisition cost. Major renovations and improvements necessary to bring an asset to the working condition for its use as intended by the Company’s management are capitalized. The cost of repairs, maintenance and other renovation work is expensed as incurred.
Property, plant and equipment are depreciated on a straight-line basis according to the estimated useful life of the relevant assets.

The depreciation periods used are as follows:
•General fixtures and fittings, building work: 5 to 10 years;
•Technical installations, equipment and industrial tooling: 3 to 10 years; and
•Office and IT equipment and furniture: 1 to 10 years.
Recoverable amount of property, plant and equipment
Property, plant and equipment with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount of an asset is equal to the higher of (i) its fair value less costs to sell and (ii) its value in use.

Non-current financial assets	Accounting policies for non current financial assets are described in Note 14, ‘‘Financial liabilities.’’
Cash and cash equivalents
Accounting policy
Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other reasons. They are easily converted into known amounts of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents consist of liquid assets that are available immediately and term deposits.
Cash equivalents are measured at amortized cost.

Capital issued
Accounting policies
Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.

Provisions
Accounting policies

Provisions for contingencies and charges
Provisions for contingencies and charges reflect obligations resulting from various disputes and risks for which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.
A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.

Provisions for retirement obligations
Company employees receive the retirement benefits provided for by law in France:
•Lump-sum retirement benefit paid by the Company to employees upon retirement (defined benefit plan); and
•Pension benefits paid by social security agencies, which are financed through employer and employee contributions (State defined contribution plan).
The cost of retirement benefits payable under defined benefit plans is estimated using the projected credit unit cost method.
Past service cost related to non-vested benefits is recognized as an expense (increase in the benefits granted) or as income (reduction in the benefits granted) when the plan amendment or curtailment occurs. Actuarial gains and losses are recognized directly and in full in other comprehensive income (loss) under equity.
Retirement benefit obligations are measured at the present value of future estimated payments by reference to market yields on high quality corporate bonds with a maturity equivalent to that estimated for the plan. The Company uses experts to carry out an annual valuation of the plans. The Company's payments to defined contribution plans are recognized as expenses in each period to which they relate.
As of December 31, 2023 and 2022, the Company updated the parameters for calculating the lump-sum retirement benefit plan to take recent changes into account. The salary increase rate, staff turnover and discount rate were all updated (see Note 11.2 for further details on assumptions used).

Accounting policies
Accounting policies

Non-current financial assets
Non-current financial assets are recognized and measured in accordance with IFRS 9 – Financial Instruments. No non-current financial assets are estimated at fair value through other comprehensive income (OCI).
Pursuant to IFRS 9 – Financial Instruments, financial assets are classified in three categories according to their nature and the intention of management:
•Financial assets at fair value through profit and loss;
•Financial assets at fair value through other comprehensive income; and
•Financial assets at amortized cost.
All regular way purchases and sales of financial assets are recognized at the settlement date.

Financial assets at fair value through profit or loss
This category includes marketable securities, cash and cash equivalents. They represent financial assets held for trading purposes, i.e., assets acquired by the Company to be sold in the short-term. They are measured at fair value and changes in fair value are recognized in the consolidated statements of operations as financial income or expense, as applicable.
Financial assets at amortized cost
This category includes other financial assets (non-current), trade receivables (current) and other receivables and related accounts (current). Other financial assets (non-current) include advances and security deposits and guarantees granted to third parties as well as term deposits and restricted cash, which are not considered as cash equivalents.
They are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset, except trade receivables that are initially recognized at the transaction price as defined in IFRS 15.
After initial recognition, these financial assets are measured at amortized cost using the effective interest rate method when both of the following conditions are met:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Gains and losses are recorded in the consolidated statements of operations when they are derecognized, subject to modification of contractual cash flows and/or impaired.
IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each Statement of Financial Position date. The amount of the loss allowance for expected credit losses equals: (i) the 12 - month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument. An impairment is recognized, where applicable, on a case–by–case basis to take into account collection difficulties which are likely to occur based on information available at the time of preparation of the financial statements.
Disputed receivables are written-off when certain and precise evidence shows that recovery is impossible and existing credit loss allowance are released.
Financial assets are monitored for any indication of impairment. Under IFRS 9, the impairment model is based on the accounting on expected credit losses during the life of the financial assets. A financial asset is impaired if its credit risk, determined with both historic and prospective data, increased significantly since its initial booking. The loss will impact the net income (loss) recorded to the statement of operations.

Financial liabilities
The Company receives assistance in the form of grants, conditional advances and interest-free loans.
Under IFRS, a repayable advance that does not require the payment of annual interest is considered to be an interest-free loan. The difference between the amount of the advance at historical cost and the advance discounted at the Company's average borrowing rate is considered to be a government grant. These grants are deferred over the estimated duration of the projects they finance.
The long-term (more than one year) portion of conditional advances is recognized in non-current financial liabilities and the short-term portion in current financial liabilities.
Non-repayable conditional loans are treated as government grants when there is reasonable assurance that the Company will comply with the conditions for non-repayment. Otherwise, they are classified in liabilities.
Government grants made available to offset expenses or losses already incurred, or as immediate financial assistance to the Company with no future related costs, are recognized in income in the period in which the grant is allocated.
Financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments. Financial liabilities, including trade and other payables are valued at amortized cost.

Financial liabilities at amortized cost
Loans and other financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments.
They are recognized at amortized cost, which is defined under IFRS 9 as the initial value of a financial asset or liability, after deduction of reimbursement of principal, increased or decreased by the accumulated amortization, calculated using the effective interest rate method.
Transaction costs directly attributable to the acquisition or issuance of financial liabilities are deducted from the financial liabilities. The costs are then amortized on an actuarial basis over the life of the liability using the effective interest rate, namely the rate that exactly discounts estimated future cash flows to the net carrying amount of the financial liability in order to determine its amortized cost.

Revenue and other income
Accounting policies

Revenue and other income
Revenue is recognized in accordance with IFRS 15.
Under IFRS 15, revenue is recognized when the Company satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services. An asset is transferred when the customer obtains control of the asset (or service).
Given the wide spectrum of therapeutic research and development opportunities, aside from the fields that the Company intends to research and develop with its own scientific and financial resources, the Company has entered and expects to enter into license and collaboration agreements with third parties in certain specific fields that have generated or will generate revenue.
Therefore, each agreement has been and will be analyzed, on a case-by-case basis to determine whether the arrangement contains performance obligations to the other party and, if so, to identify the nature of these performance obligations in order to determine the appropriate accounting under IFRS 15 principles of the amounts that the Company has received or is entitled to receive from the other party, e.g.:
•Development services performed by the Company to create or enhance an intellectual property controlled by the client, for which revenue is recognized over time, when services are rendered;
•A transfer of control of an existing intellectual property of the Company for which revenue is recognized at the time such control is transferred;
•A license:
◦If the license is assessed to be a right to access the Company’s intellectual property as it exists throughout the license period, revenue is recognized over the license period; or
◦If the license is a right to use the Company’s intellectual property as it exists (in term of forms and functionality), revenue is recognized when the other party is able to use and benefit from the license; or
•Product supply for which the revenue is recognized once the control over the delivered products is transferred.
Contingent revenue arising from successful milestones or sales-based royalties are not recognized before the related milestone has been reached or sale has occurred.
Application of IFRS 15 to the Janssen Agreement

In July 2023, the Company entered into the Janssen Agreement, granting Janssen an exclusive worldwide license for the development, the manufacturing and the commercialization of NBTXR3. The license is exclusive, excepting territories previously licensed to the Company initial licensee LianBio (see below). Unless terminated earlier, the Janssen Agreement will remain in effect for so long as royalties are payable under the Janssen Agreement. The
Janssen Agreement may be terminated earlier by either party in the event that the other party commits an uncured material breach, or in the case of certain insolvency or bankruptcy events. Additionally, Janssen has the right to terminate the agreement without cause, provided they give prior written notice to the Company.

The Company will maintain operational control of NANORAY-312 and all other currently ongoing studies, along with NBTXR3 manufacturing, clinical supply, and initial commercial supply, subject to Janssen’ right to object based on concern regarding safety risks or that the study is reasonably likely to adversely affect the development (including commercialization) of the licensed product. Janssen will be fully responsible for an initial Phase 2 study evaluating NBTXR3 for patients with stage three lung cancer. Additionally, as per the license agreement, Janssen may request that Nanobiotix transfer and assign the regulatory documentation and sponsorship for ongoing studies (including NANORAY-312) to Janssen. Following the assignment, if it occurs, Janssen will act as the study sponsor and Nanobiotix will continue to conduct the studies in accordance with established protocols.

Following the HSR antitrust clearance, the Company received an upfront cash licensing fee of $30 million. The Company is eligible for success-based payments of up to $1.8 billion, in the aggregate, relating to potential development, regulatory, and sales milestones. Moreover, the agreement includes a framework for additional success-based potential development and regulatory milestone payments of up to $650 million, in the aggregate, for five new indications that may be developed by Janssen at its sole discretion; and of up to $220 million, in the aggregate, per indication that may be developed by the Company in alignment with Janssen. Following commercialization, the Company will also be eligible tiered double-digit royalties (low 10s to low 20s) on net sales of NBTXR3.

Revenue is recognized under IFRS 15 – Revenue from contracts with customers (see Note 3.2 – Use of judgement, estimates and assumptions).

The Janssen Agreement, being a license to develop, manufacture, commercialize a product candidate, and ongoing development services, is within the scope of IFRS 15, as it is an output of the Company’s ordinary activities.
Following the IFRS 15 analysis, two main distinct performance obligations under the Janssen Agreement have been identified:
•License Grant: transfer of all data and information that is useful for the development, manufacture or commercialization of the licensed compound (NBTXR3) worldwide, excluding the Asia Licensing Territory. The license grant corresponds to a right-to-use license and the transfer of this license has been completed by December 31, 2023. Revenue is recognized point in time accordingly (see below); and
•Ongoing Nanobiotix-conducted studies: the Company is committed to perform the head and neck (“H&N”) study and other ongoing Nanobiotix-conducted studies. These studies will benefit to Janssen (who holds the license) and therefore represent a service promised to the customer. In the course of the ongoing Nanobiotix-conducted studies, the Company provides development services in connection with the license, which is controlled by Janssen since its transfer, for a certain period of time. Based on the Company’s assessment of the nature of the services, the ongoing Nanobiotix-conducted studies were determined to be a separate performance obligation as the promise is separately identifiable as part of the contract and Janssen can benefit from the services with the license that has already been transferred. Janssen has access to the development progress over time and revenue is recognized accordingly (see below).

Under the Janssen Agreement, Janssen is committed to make the following payments:
•Upfront payment: Non-refundable upfront fee for $30 million, due within 10 days after the contract execution date as defined in the contract.;
•Success-based milestones: Success-based development, regulatory and commercial milestones for up to $1.8 billion in the aggregate;
•Royalties: Sales-based royalties.

In addition to the above, the Janssen Agreement includes several additional success-based potential development and regulatory milestone payments:
•up to $650 million, in the aggregate, for five potential new indications that may be developed by Janssen at its sole discretion; and
•up to $220 million, in the aggregate, per indication that may be developed by the Company in alignment with Janssen.

Thus, the consideration for Janssen Agreement consists of fixed and variable parts. As of December 31, 2023, the Company estimated the constrained transaction price for $50 million, which includes:
•The $30 million upfront payment, allocated among each performance obligation based on their respective standalone selling prices.
•Regulatory and development milestones payments whose payment depends on the achievement of certain technical or regulatory events, as provided in the contract. Variable considerations are included in the estimated transaction price if and when, it becomes highly probable that the resulting revenue recognized would not have to be reversed in a future period. Subsequently, as of December 31, 2023, the Company is entitled to receive the $20 million 1st milestone with no risk to refund; had Janssen terminated the contract on January 1, 2024, the Company would still have been entitled the $20 million conditional payment, included in the estimated transaction price due to the high probability of achieving the first milestone as of December 31, 2023.
•Estimated variable considerations for commercial milestones are included in the estimated transaction price only when the cumulative threshold specified in the contract has been reached, starting upon the potential commercialization of the licensed products. Sales-based royalties’ revenue are included in the estimated transaction price at the later of (i) when the subsequent sale occurs or (ii) when the performance obligation has been satisfied. No variable consideration relating to commercial milestones or royalties is included in the estimated transaction price as of December 31, 2023.

In order to allocate the estimated transaction price to the performance obligations, the Company determined that :
•Commercial milestones and royalties should be allocated directly to the license grant, in accordance with IFRS 15.85.
•Remaining payments (i.e. upfront payment and R&D milestones related to ongoing Nanobiotix-conducted studies) should be allocated to each performance obligation.

The allocation of the remaining payments to each performance obligation has been performed by determining the stand-alone selling price of the ongoing Nanobiotix-conducted studies on cost plus margin basis and the allocation to the license was determined on the residual method.

Revenue is recognized at a point in time or overtime depending on the allocation to each performance obligation. In 2023, revenue is recognized at a point in time for the existing know-how transferred to Janssen and overtime for the percentage completed (input method) of the ongoing Nanobiotix-conducted studies. The Janssen Agreement provides a distinct right-to-use license; therefore under IFRS 15, the fixed part of the consideration is included in the estimated transaction price as soon as the licensee can direct the use and benefit from the license.

Revenue as of December 31, 2023, amounts to $32.3 million (equivalent to €29.6 million), including $30.0 million (equivalent to €27.5 million) related to the license grant.

As of December 31, 2023, the unrecognized revenue amount is accounted for as contract liability, amounting to $17.7 million (equivalent to €16.0 million), out of the $50 million constrained transaction price, that will be recognized according to the completion of the R&D services in the future. As it was entitled to receive the first R&D milestones payment ($20.0 million) that has been invoiced in January 2024, the Company recorded a contract asset of $20.0 million. In accordance with IFRS 15.BC317, contract assets and contract liabilities are presented net which results in a net contract asset of $2.3 million (equivalent to €2.1 million) (see Note 8.3 Contract assets - current).

Royalties on commercial sales and commercial milestones, if any, will be recognized as revenue when the underlying sales will be made, under the terms and timeframes set out in the agreement. No related amount was recognized in 2023.

Separately, the Company received approximatively $30 million in equity investments from JJDC, comprising an initial tranche of $5 million issued without preferential subscription rights which was received as of September 13, 2023; and a second tranche of $25 million received as follows: $20.2 million received on November 7, 2023, and $4.8 million received on December 4, 2023 (see Note 10 – Share Capital).
Regarding the first tranche, the Company determined that a reallocation of consideration between revenue contract and equity contract was not necessary as there was no significant difference between the fair value of the shares and the subscription price at the date of contract. The fair value of the first tranche is not significant at inception.
In addition, regarding the second tranche, as the subscription price was equal to the market price in the framework of the Global Offering (see Note 10 – Share Capital), which is the fair value of the shares, no reallocation was made.

Application of IFRS rules to the Asia Licensing Agreement

In May 2021, the Company executed the Asia Licensing Agreement, pursuant to which LianBio received an exclusive right to develop and commercialize NBTXR3 in China and other east Asian countries. Under the Asia Licensing Agreement, the Company remains responsible for the manufacturing of the licensed products. The Company is not required to transfer manufacturing know-how, unless the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's requirements for licensed products in a given calendar year. Pursuant to the Asia Licensing Agreement, the parties will collaborate on the development of NBTRX3 and LianBio will participate in global Phase 3 registrational studies, for several indications, by enrolling patients in China.
The Company received in June 2021 a non-refundable upfront payment of $20 million from LianBio. In addition, the Company may receive up to $205 million in potential additional payments upon the achievement of certain development and sales milestones, as well as tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories thereunder. The Company is also entitled to receive payments for development and commercial vials ordered by LianBio and supplied by the Company.
The license to commercialize a product candidate, ongoing transfer of unspecified know-how related to development and commercialization and the supply services (for commercial products) are in the scope of IFRS 15, as they are an output of the Company’s ordinary activities. For IFRS 15 purpose, it was determined that the license is not distinct from the commercial manufacturing services because the customer cannot benefit from the license without the manufacturing services and such services are not available from third party-contract manufacturers. Accordingly, the license and commercial manufacturing services are treated as one single performance obligation which is recognized as manufacturing services are performed. Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized as revenue when manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by LianBio.
The $20 million upfront payment received from LianBio in June 2021 has been recognized as a Contract Liability and will be recognized as revenue over the term of the arrangement, as manufacturing services (for commercial products) are provided.
The mutualization of development efforts leading to the regulatory marketing approvals are treated as a collaboration arrangement outside of the scope of IFRS 15. If any R&D cost incurred is eligible for partial reimbursement by Lianbio, the corresponding recharge is recognized as Other Income. No such amount has been incurred to date. This includes the supply of products necessary to conduct the clinical trials, R&D cost incurred that is eligible for partial reimbursement by Lianbio, that will be recognized as Other Income. The related income will be recognized respectively when the products are delivered to Lianbio and when the eligible costs are incurred by LianBio.
Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized to revenue as manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by LianBio.
On May 9, 2022, the Company signed the clinical supply agreement with LianBio as defined in the license, development, and commercialization agreement. This agreement provides for the supply by the Company to LianBio of vials of NBTXR3 and Cetuximab products for clinical trial development activities. For the year ended December 31, 2023, the Company billed the delivery of NBTXR3 and other clinical supplies to LianBio amounting to €334.3 thousand, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration). See Note 4.2 - LianBio.
On June 30, 2023, the Company signed a Global Trial Clinical Agreement (“GTCA”) with LianBio in connection with the Asia Licensing Agreement signed on May 11, 2021. As contemplated by the Asia Licensing Agreement, LianBio shall participate in the global registrational Phase 3 trial “HNSCC 312” conducted by Nanobiotix, with regard to NANORAY-312 trials conducted within the licensed territories thereunder. According to the ‘GTCA’, LianBio is responsible for all internal and external costs incurred in connection with the study in the licensee territories as well as all external costs and expenses incurred by or on behalf of the Company for the global study.
In this context, for the year ended December 31, 2023, the Company billed the charging related shared costs to LianBio for an amount of €1.6 million, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration).

On December 22, 2023, the Company, LianBio and Janssen executed a novation agreement whereas all the rights and obligations of Asia Licensing Agreement, dated May 11, 2021, between the Company and LianBio, as well as other related agreements, were assigned from LianBio to Janssen. Whereas the Company analyzed that the rights and obligations of the original License Agreement were transferred without any alteration or modification, the Company concluded that as a result of the novation agreement, the original contract with LianBio was terminated while a new contract was entered onto with Janssen. As a result, the Company derecognized the original contract liability to LianBio, corresponding to the $20 million upfront payment received in 2021, and recognized a new contract liability to LianBio at its fair value, resulting in a loss of €1.6 million as of December 31, 2023 (See Note 4.1, Note 4.2, Note 13 - Trade and other payables, and Note 16.5 - Other operating income and expenses).

The Company determined that the new contract meets the definition of a separate contract, in accordance with IFRS 15.20 and on the other hand does not meet the definition of a contract modification as defined by IFRS 15.18 as the novation agreement resulted from a pre-existing contractual right of LianBio which did not require the approval of the Company. Consequently the contract modification model should not be applied.
The Company determined as, in the LianBio contract, the license and manufacturing services are not distinct and represent a single performance obligation. Consequently, the whole amount of the contract liability should be replaced with the fair value of the contract liability of the new contract (see above) and no amount should be released to revenue.

Grants
Due to its innovative approach to nanomedicine, the Company has received various grants and other assistance from the government of France and French public authorities since its creation. The funds are intended to finance its operations or specific recruitments. Grants are recognized in income as the corresponding expenses are incurred and independently of cash flows received.

Research tax credit
The French tax authorities grant a research tax credit (Crédit d’Impôt Recherche, or “CIR”), to companies in order to encourage them to conduct technical and scientific research. Companies demonstrating that they have incurred research expenditures that meet the required criteria (research expenses in France or, since January 1, 2005, other countries in the European Community or the European Economic Area that have signed a tax treaty with France containing an administrative assistance clause) receive a tax credit that can theoretically be compensated with the income tax due on the profits of the financial year during which the expenses have been incurred and the following three years. Any unused portion of the credit is then refunded by the French Treasury. If the Company can be qualified as small and medium-sized enterprises, in France the “PME”, it can request immediate refund of the remaining tax credit, without application of the three-year period).
The Company has received research tax credits since its creation. These amounts are recognized as "Other income" in the fiscal year in which the corresponding charges or expenses were incurred. In case of capitalization of research and development expenses, the portion of research tax credit related to capitalized expenses is deducted from the amount of capitalized expenses on the statements of financial position and from the amortization charges for these expenses on the statements of operations.

Operating expenses
Accounting policies
Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 22).
Income tax
Accounting policy
The Company and its subsidiaries are subject to income tax in their respective jurisdictions.
Deferred taxes are recognized on a full provision basis using the liability method for all temporary differences between the tax basis and carrying value of assets and liabilities in the financial statements.
The main source of deferred taxes relate to unused tax loss carryforwards. Deferred taxes are measured at the tax rates that are expected to apply to the period when the asset is expected to be realized or the liability is expected to be settled, based on tax rates and tax laws enacted or substantively enacted by the end of the reporting period. Deferred tax assets, which mainly arise as a result of tax loss carryforwards, are only recognized to the extent that it is probable that sufficient taxable income will be available in the future against which to offset the tax loss carryforwards or the temporary differences. Management uses its best judgment to determine such probability. Given the Company’s current stage of development and its short-term earnings outlook, the Company is unable to make sufficiently reliable forecasts of future earnings and accordingly, deferred tax assets have not been recognized and offset only to the extent of deferred tax liabilities in the same taxable entities.

Segment reporting	In accordance with IFRS 8 – Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Company’s Chief Executive Officer and Chairmen of the Executive Board and of the Supervisory Board) to allocate resources and to assess performance. The Company operates in a single operating segment: research and development in product candidates that harness principles of physics to transform cancer treatment. The assets, liabilities and operating loss realized are primarily located in France.
Loss per share
Accounting policy
Loss per share is calculated by dividing the net loss due to shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.
The diluted loss per share is calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, in particular, the share subscription warrants, stock options, free shares, founder subscription warrants and equity line warrants as detailed in Note 10 and 17.
Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of loss per share.

Subsequent events
Accounting policy
The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events prior to the filling date for issuance as long as they have a significant impact of the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed. Adjustments and disclosures are made up to the date on which the consolidated financial statements are approved and authorized for issuance by the Supervisory Board.